Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar. 01, 2012
RICE HALL JAMES MICRO CAP PORTFOLIO (Prospectus Summary) | RICE HALL JAMES MICRO CAP PORTFOLIO
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	RICE HALL JAMES MICRO CAP PORTFOLIO
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Rice Hall James Micro Cap Portfolio (the "Fund" or the "Micro Cap Portfolio")
seeks maximum capital appreciation, consistent with reasonable risk to principal,
		by investing primarily in small market capitalization companies.
Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio
		turnover rate was 147% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	147.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that
		the Fund's operating expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of small cap companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund focuses on
U.S. companies with total market capitalizations (number of shares outstanding multiplied by share price) which fall within the range of $50 million to $500 million at the time of initial purchase. In selecting securities for the Fund,
Rice Hall James & Associates, LLC ("RHJ" or the "Adviser") emphasizes smaller, emerging companies possessing the potential to become market leaders in their industries.

In making investment decisions for the Fund, the Adviser uses a company-specific approach that focuses on identifying stocks of growth companies that are selling at a discount to those companies' projected earnings growth rates. Specifically, the Adviser will primarily invest the assets of the Fund in companies with price/earnings ratios that are lower than those companies' three- to five- year projected earnings growth rate.

The Adviser seeks to invest in companies undergoing fundamental changes that have yet to be noticed by investors, but that the Adviser believes will ultimately result in increases in revenue growth rates, expanding profit margins and/or increases in earnings growth rates. Such events can include new product introductions or applications, discovery of niche markets, new management, corporate or industry restructures, regulatory change and market expansion. Most importantly, the Fund typically invests in a company only when the Adviser believes that such events will lead to greater investor recognition and higher stock prices within a 12-to 24-month period.

Moreover, the Adviser focuses on securities of companies with the following attributes:

     Strong management;

     Leading products or services;

     Distribution to a large marketplace or growing niche market;

     Anticipated above-average revenue and earnings growth rates;

     Potential for improvement in profit margins; and

     Strong cash flow and/or improving financial position.

The Adviser will not sell a stock simply because it is no longer within the
Fund's target capitalization range used by the Adviser for the initial purchase if it believes the company has growth potential. However, it may sell stocks for the following reasons:

     The stock reaches the target price set by the Adviser;

     The stock falls below the downside price limit set by the Adviser;

     The fundamentals of the stock have deteriorated; or

     A more attractively valued alternative is available for purchase.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities than a Fund with a buy and hold strategy.

The Adviser expects that cash reserves will normally represent under 20% of the
		Fund's assets.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. There is also a possibility that the Fund will not achieve its goal. This could occur because its strategy failed to produce the intended results or because the Adviser did not implement its strategy properly. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED
BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time.
Historically, the equity markets have moved in cycles, and the value of the
Fund's equity securities may fluctuate drastically from day-to-day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL-CAPITALIZATION COMPANY RISK -- The small-capitalization companies in which the Fund will invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group.
Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

MICRO-CAPITALIZATION COMPANY RISK -- Micro-capitalization companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro-capitalization companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel.  In addition, there may be less public information available about these companies.  Micro-cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and
		sell in the market.
Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. Of course, the
Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at http://www.rhjfunds.com or by calling 1-866-474-5669. The
Fund acquired the assets and assumed the historical performance of another fund on
June 24, 2002. The performance shown in the bar chart and performance table for
		periods prior to that date represents the performance of the predecessor fund.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-866-474-5669
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.rhjfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock	BEST QUARTER WORST QUARTER 24.98% (26.70)% (06/30/2003) (09/30/2002)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax deferred arrangements
		such as 401(k) plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
RICE HALL JAMES MICRO CAP PORTFOLIO (Prospectus Summary) | RICE HALL JAMES MICRO CAP PORTFOLIO | Russell Microcap Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Microcap Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.27%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.75%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.63%
RICE HALL JAMES MICRO CAP PORTFOLIO (Prospectus Summary) | RICE HALL JAMES MICRO CAP PORTFOLIO | Russell Microcap Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Microcap Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.42%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.32%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.77%
RICE HALL JAMES MICRO CAP PORTFOLIO (Prospectus Summary) | RICE HALL JAMES MICRO CAP PORTFOLIO | INSTITUTIONAL CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.87%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	166
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	514
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	887
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,933
Annual Return 2002	rr_AnnualReturn2002	(21.64%)
Annual Return 2003	rr_AnnualReturn2003	56.62%
Annual Return 2004	rr_AnnualReturn2004	17.00%
Annual Return 2005	rr_AnnualReturn2005	7.87%
Annual Return 2006	rr_AnnualReturn2006	13.66%
Annual Return 2007	rr_AnnualReturn2007	(2.32%)
Annual Return 2008	rr_AnnualReturn2008	(39.80%)
Annual Return 2009	rr_AnnualReturn2009	29.45%
Annual Return 2010	rr_AnnualReturn2010	24.09%
Annual Return 2011	rr_AnnualReturn2011	4.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.70%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.43%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.27%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.67%
RICE HALL JAMES MICRO CAP PORTFOLIO (Prospectus Summary) | RICE HALL JAMES MICRO CAP PORTFOLIO | INSTITUTIONAL CLASS SHARES | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.43%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.99%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.52%
RICE HALL JAMES MICRO CAP PORTFOLIO (Prospectus Summary) | RICE HALL JAMES MICRO CAP PORTFOLIO | INSTITUTIONAL CLASS SHARES | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.56%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.52%

[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.